Schedule of profit before tax expense (Details) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Auditors’ remuneration	$ 93,998	$ 10,509
Depreciation of property, plant and equipment	10,430	8,217
Amortisation of right-of-use assets	27,203	21,598
Lease expenses for short-term and low value leases	648	5,675
Staff costs (Note 21)	15,089,080	13,116,595
Property, plant and equipment written off		4,666
Net realized loss/(gain) on foreign exchange	856	(1,004)
Interest income	(20,826)	(15,433)
Net unrealized loss on foreign exchange	$ 5,585	$ 2,262